Investment Properties	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Investment Properties
18	INVESTMENT PROPERTIES

	2019	2018
	RMB million	RMB million
Cost
At January 1	940	392
Transfer from property, plant and equipment (Note 17)	35	474
Transfer from right-of-use assets (Note 19(b))	13	—
Transfer from intangible asset	—	98
Transfer to property, plant and equipment (Note 17)	(101)	(24)
Transfer to right-of-use assets (Note 19(b))	(4)	—

At December 31	883	940

Accumulated depreciation
At January 1	216	90
Transfer from property, plant and equipment (Note 17)	12	88
Transfer from right-of-use assets (Note 19(b))	3	—
Transfer from intangible assets	—	18
Transfer to property, plant and equipment (Note 17)	(25)	(6)
Transfer to right-of-use assets (Note 19(b))	(1)	—
Charge for the year (Note 7)	25	26

At December 31	230	216

Net book amount
At December 31	653	724

As at December 31, 2019, the fair value of the investment properties was approximately RMB1,125 million (2018: RMB1,127 million) according to a valuation performed by an independent professionally qualified valuer.
The investment properties are leased to third parties and related parties under operating leases. Rental income totaling RMB100 million (2018: RMB63 million, 2017: RMB39 million) was received by the Group during the year in respect of the leases.
As at December 31, 2019, the carrying amount of the investment properties for which the ownership certificates of buildings have not been obtained was RMB451 million (2018: RMB498 million). The directors of the Company are of the opinion that the Group legally owns and has the rights to use the aforesaid investment properties, and that there is no material adverse impact on the overall financial position of the Group.

Fair value hierarchy
The following table illustrates the fair value measurement hierarchy of the Group’s investment properties:

Buildings	Fair value measurement using
	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
	RMB million	RMB million	RMB million	RMB million
Not measured at fair value but fair value is disclosed:
As at December 31, 2019	—	144	981	1,125

As at December 31, 2018	—	243	884	1,127

During the year, there were no transfers of fair value measurements between Level 1 and Level 2 and no transfers into or out of Level 3 (2018: Nil).
The fair values of the buildings with comparable market prices have been estimated using significant observable inputs and calculated by adjusted market prices considering the condition and location of the buildings.
The fair values of the buildings without comparable market prices have been estimated by a discounted cash flow valuation model using significant unobservable inputs such as the estimated rental value, rent growth, long term vacancy rate and discount rate.